Condensed Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes [Member]
Net of cash offering costs				$ 293,750
Private Placement Offering [Member]
Net of cash offering costs	$ 79,568	$ 386,724	$ 386,724
Net offering cost	197,901
Public Offering [Member]
Net of cash offering costs			$ 549,060	$ 967,573
Net offering cost	$ 1,078,119	$ 549,060